Investments and associates (Schedule of Equity Method Investment Balance Sheet Information, Excluding Basis Adjustments) (Details) (Asm Pacific Technology Ltd [Member], HKD)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Asm Pacific Technology Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	10,840	8,019
Non-current assets	3,632	2,720
Current liabilities	3,759	3,304
Non-current liabilities	2,532	356
Equity	8,181	7,079